Common Stock, Treasury Stock and Additional Paid-In Capital - Treasury stock (Details) - Treasury Stock - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	May. 21, 2010	Jul. 20, 2011	Oct. 16, 2014	Dec. 31, 2015	Dec. 31, 2012	May. 17, 2010
Approved number of shares for repurchase			2,000,000				1,000,000
Number of shares repurchased	967,639			0	0	4,000
Aggregate repurchase price	$ 4,628	$ 24,680				$ 19
Approved amount of shares for repurchase				$ 20,000
Repurchase program duration			12 months	2 years